MML SERIES INVESTMENT FUND

Supplement dated April 15, 2010 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information for John Schniedwind found on page 69 for the MML Income & Growth Fund under American Century Investment Management, Inc. (“American Century”) in the section titled About the Investment Adviser and Sub-Advisers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-09-03

MML SERIES INVESTMENT FUND

Supplement dated April 15, 2010 to the

Statement of Additional Information dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for John Schniedwind, portfolio manager of the MML Income & Growth Fund for American Century Investment Management, Inc. (“American Century”) found on page B-130 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI RS2972-09-03